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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	3/31/06

Date of reporting period:	6/30/06

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

June 30, 2006 (Unaudited)	Columbia Income Fund

		Par ($)	Value ($)*
Corporate Fixed–Income Bonds & Notes – 68.6%
BASIC MATERIALS – 2.1%
Chemicals – 1.1%
Eastman Chemical Co.
	6.300% 11/15/18	2,254,000	2,153,594
EquiStar Chemicals LP
	10.625% 05/01/11	1,200,000	1,290,000
Lyondell Chemical Co.
	9.625% 05/01/07	1,200,000	1,224,000
NOVA Chemicals Corp.
	6.500% 01/15/12	835,000	768,200
Chemicals Total			5,435,794
Forest Products & Paper – 0.8%
Abitibi–Consolidated, Inc.
	8.375% 04/01/15	1,500,000	1,365,000
Cascades, Inc.
	7.250% 02/15/13	795,000	735,375
Georgia–Pacific Corp.
	8.000% 01/15/24	575,000	546,250
Norske Skog Canada Ltd.
	7.375% 03/01/14	1,200,000	1,080,000
Forest Products & Paper Total			3,726,625
Metals & Mining – 0.2%
Inco Ltd.
	5.700% 10/15/15	1,230,000	1,154,912
Metals & Mining Total			1,154,912
BASIC MATERIALS TOTAL			10,317,331
COMMUNICATIONS – 7.4%
Media – 4.1%
Comcast Cable Communications Holdings, Inc.
	8.375% 03/15/13	3,015,000	3,348,677
Comcast Corp.
	6.500% 11/15/35	1,980,000	1,861,932
CSC Holdings, Inc.
	7.625% 04/01/11	1,200,000	1,200,000
Dex Media West LLC
	9.875% 08/15/13	1,153,000	1,249,564
EchoStar DBS Corp.
	6.625% 10/01/14	1,460,000	1,368,750
Insight Midwest LP
	9.750% 10/01/09	1,800,000	1,836,000

1

		Par ($)	Value ($)
Corporate Fixed–Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
News America Holdings, Inc.
	9.250% 02/01/13	1,200,000	1,390,161
News America, Inc.
	6.400% 12/15/35	2,310,000	2,136,530
Sinclair Broadcast Group, Inc.
	8.750% 12/15/11	900,000	938,250
Time Warner, Inc.
	8.375% 07/15/33	2,110,000	2,341,091
Viacom, Inc.
	5.750% 04/30/11(a)	1,500,000	1,473,605
	6.875% 04/30/36(a)	1,500,000	1,436,759
Media Total			20,581,319
Telecommunication Services – 3.3%
America Movil SA de CV
	5.750% 01/15/15	1,250,000	1,157,812
American Towers, Inc.
	7.250% 12/01/11	500,000	509,375
British Telecommunications PLC
	8.875% 12/15/30	1,390,000	1,706,339
Cincinnati Bell, Inc.
	7.000% 02/15/15	365,000	344,013
Citizens Communications Co.
	9.000% 08/15/31	1,200,000	1,212,000
Lucent Technologies, Inc.
	6.450% 03/15/29	460,000	391,000
Nextel Communications, Inc.
	7.375% 08/01/15	1,795,000	1,828,846
Qwest Corp.
	8.875% 03/15/12	925,000	982,812
Rogers Cantel, Inc.
	9.750% 06/01/16	1,200,000	1,389,000
Sprint Capital Corp.
	8.750% 03/15/32	2,115,000	2,559,113
Telefonica Emisones SAU
	5.984% 06/20/11	2,050,000	2,045,582

2

		Par ($)	Value ($)
Corporate Fixed–Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Vodafone Group PLC
	5.750% 03/15/16	2,520,000	2,404,805
Telecommunication Services Total			16,530,697
COMMUNICATIONS TOTAL			37,112,016
CONSUMER CYCLICAL – 8.2%
Airlines – 1.2%
American Airlines, Inc.
	9.710% 01/02/07	329,880	332,354
Continental Airlines, Inc.
	7.461% 04/01/15	3,918,425	3,820,464
Southwest Airlines Co.
	5.496% 11/01/06	1,800,000	1,798,638
Airlines Total			5,951,456
Apparel – 0.2%
Phillips–Van Heusen Corp.
	7.250% 02/15/11	1,200,000	1,182,000
Apparel Total			1,182,000
Auto Manufacturers – 0.3%
DaimlerChrysler NA Holding Corp.
	8.500% 01/18/31	1,200,000	1,355,839
Auto Manufacturers Total			1,355,839
Auto Parts & Equipment – 0.3%
Goodyear Tire & Rubber Co.
	9.000% 07/01/15	625,000	598,438
TRW Automotive, Inc.
	9.375% 02/15/13	1,000,000	1,062,500
Auto Parts & Equipment Total			1,660,938
Entertainment – 0.1%
Steinway Musical Instruments, Inc.
	7.000% 03/01/14(a)	535,000	513,600
Entertainment Total			513,600
Home Builders – 0.8%
Centex Corp.
	6.500% 05/01/16	2,170,000	2,107,315
D.R. Horton, Inc.
	5.625% 09/15/14	365,000	334,101
	9.750% 09/15/10	900,000	984,515
K. Hovnanian Enterprises, Inc.
	6.500% 01/15/14	500,000	446,250

3

		Par ($)	Value ($)
Corporate Fixed–Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Home Builders – (continued)
Standard Pacific Corp.
	9.250% 04/15/12	410,000	408,975
Home Builders Total			4,281,156
Leisure Time – 0.2%
K2, Inc.
	7.375% 07/01/14	1,000,000	970,000
Leisure Time Total			970,000
Lodging – 2.8%
Caesars Entertainment, Inc.
	9.375% 02/15/07	1,500,000	1,526,250
Chukchansi Economic Development Authority
	8.000% 11/15/13(a)	395,000	397,963
Hard Rock Hotel, Inc.
	8.875% 06/01/13	700,000	752,500
Harrah’s Operating Co., Inc.
	5.625% 06/01/15	2,300,000	2,121,764
	7.125% 06/01/07	2,250,000	2,269,224
Hilton Hotels Corp.
	7.500% 12/15/17	175,000	178,508
Hyatt Equities LLC
	6.875% 06/15/07(a)	1,525,000	1,534,002
Kerzner International Ltd.
	6.750% 10/01/15	1,200,000	1,248,000
MGM Mirage
	6.750% 09/01/12	1,200,000	1,161,000
	8.500% 09/15/10	300,000	314,250
Mohegan Tribal Gaming Authority
	6.125% 02/15/13	1,350,000	1,270,688
Station Casinos, Inc.
	6.875% 03/01/16	900,000	843,750
Wynn Las Vegas LLC
	6.625% 12/01/14	600,000	570,750
Lodging Total			14,188,649
Retail – 2.3%
AmeriGas Partners LP
	7.125% 05/20/16	600,000	561,000
CVS Corp.
	5.298% 01/11/27(a)	1,457,123	1,353,049

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
Federated Department Stores, Inc.
	6.900% 04/01/29	2,280,000	2,269,475
Ferrellgas Partners LP
	8.750% 06/15/12	500,000	506,250
Tempur-Pedic, Inc.
	10.250% 08/15/10	676,000	711,490
Wal-Mart Stores, Inc.
	4.125% 02/15/11	4,520,000	4,249,785
	7.550% 02/15/30	1,500,000	1,745,192
Retail Total			11,396,241
CONSUMER CYCLICAL TOTAL			41,499,879
CONSUMER NON-CYCLICAL – 8.8%
Beverages – 0.5%
Constellation Brands, Inc.
	8.125% 01/15/12	873,000	901,372
SABMiller PLC
	6.200% 07/01/11(a)	1,500,000	1,503,565
Beverages Total			2,404,937
Biotechnology – 1.0%
Bio-Rad Laboratories, Inc.
	7.500% 08/15/13	1,200,000	1,200,000
Genentech, Inc.
	4.400% 07/15/10	3,900,000	3,720,658
Biotechnology Total			4,920,658
Commercial Services – 1.7%
Corrections Corp. of America
	6.250% 03/15/13	1,200,000	1,135,500
Erac USA Finance Co.
	6.750% 05/15/07(a)	1,800,000	1,814,967
	8.000% 01/15/11(a)	1,800,000	1,936,794
FTI Consulting, Inc.
	7.625% 06/15/13	1,340,000	1,360,100
NationsRent, Inc.
	9.500% 10/15/10	1,200,000	1,281,000
Service Corp. International
	6.750% 04/01/16	380,000	351,025
	7.700% 04/15/09	730,000	740,950
Commercial Services Total			8,620,336

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Food – 1.3%
Dole Food Co., Inc.
	8.625% 05/01/09	1,098,000	1,045,845
Kraft Foods, Inc.
	6.250% 06/01/12	2,105,000	2,128,766
Kroger Co.
	7.500% 04/01/31	2,595,000	2,693,294
Tyson Foods, Inc.
	8.250% 10/01/11	545,000	576,683
Food Total			6,444,588
Healthcare Services – 1.8%
Aetna, Inc.
	6.000% 06/15/16	230,000	226,466
	6.625% 06/15/36	1,760,000	1,743,027
Coventry Health Care, Inc.
	8.125% 02/15/12	500,000	521,244
HCA, Inc.
	6.950% 05/01/12	900,000	879,406
	7.875% 02/01/11	1,187,000	1,210,071
Tenet Healthcare Corp.
	9.875% 07/01/14	1,850,000	1,854,625
UnitedHealth Group, Inc.
	3.300% 01/30/08	2,850,000	2,743,208
Healthcare Services Total			9,178,047
Household Products/Wares – 1.4%
American Greetings Corp.
	7.375% 06/01/16	440,000	440,000
Clorox Co.
	5.444% 12/14/07(b)	5,000,000	5,003,502
Fortune Brands, Inc.
	5.875% 01/15/36	2,000,000	1,736,358
Household Products/Wares Total			7,179,860
Pharmaceuticals – 1.1%
AmerisourceBergen Corp.
	5.875% 09/15/15(a)	820,000	784,944
Mylan Laboratories, Inc.
	6.375% 08/15/15	800,000	763,000
Omnicare, Inc.
	6.750% 12/15/13	250,000	238,125

6

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals – (continued)
Wyeth
	5.500% 02/15/16	2,330,000	2,223,055
	6.500% 02/01/34	1,500,000	1,500,029
Pharmaceuticals Total			5,509,153
CONSUMER NON-CYCLICAL TOTAL			44,257,579
ENERGY – 7.2%
Coal – 0.3%
Arch Western Finance LLC
	6.750% 07/01/13	600,000	574,500
Massey Energy Co.
	6.875% 12/15/13	1,000,000	927,500
Coal Total			1,502,000
Oil & Gas – 6.1%
Amerada Hess Corp.
	7.125% 03/15/33	750,000	776,953
	7.300% 08/15/31	1,445,000	1,525,984
Chesapeake Energy Corp.
	6.375% 06/15/15	300,000	279,000
	7.500% 06/15/14	710,000	708,225
El Paso Production Holding Co.
	7.750% 06/01/13	1,200,000	1,212,000
Gazprom International SA
	7.201% 02/01/20(a)	2,800,000	2,842,000
Marathon Oil Corp.
	6.000% 07/01/12	4,530,000	4,552,869
Murphy Oil Corp.
	6.375% 05/01/12	1,350,000	1,365,281
Nexen, Inc.
	5.875% 03/10/35	300,000	263,137
	7.875% 03/15/32	2,100,000	2,361,160
Noble Drilling Corp.
	7.500% 03/15/19	2,100,000	2,339,433
Pemex Project Funding Master Trust
	5.750% 12/15/15(a)	355,000	324,825
	7.875% 02/01/09	1,200,000	1,237,500
	9.125% 10/13/10	450,000	492,750
Petrobras International Finance Co.
	9.750% 07/06/11	900,000	1,026,000

7

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
Premcor Refining Group, Inc.
	7.500% 06/15/15	2,400,000	2,472,000
Pride International, Inc.
	7.375% 07/15/14	1,200,000	1,206,000
Qatar Petroleum
	5.579% 05/30/11(a)	1,050,000	1,041,303
Ras Laffan Liquefied Natural Gas Co., Ltd.
	3.437% 09/15/09(a)	1,756,202	1,662,885
	5.838% 09/30/27(a)	1,200,000	1,115,663
Valero Energy Corp.
	6.875% 04/15/12	1,945,000	2,016,398
Oil & Gas Total			30,821,366
Pipelines – 0.8%
Colorado Interstate Gas Co.
	6.800% 11/15/15	1,000,000	962,500
Kinder Morgan Finance Co. ULC
	5.700% 01/05/16	1,570,000	1,359,422
Pacific Energy Partners LP/Pacific Energy Finance Corp.
	6.250% 09/15/15	450,000	438,750
Williams Companies, Inc.
	8.125% 03/15/12	900,000	936,000
Pipelines Total			3,696,672
ENERGY TOTAL			36,020,038
FINANCIALS – 22.4%
Banks – 5.5%
Barclays Bank PLC
	7.375% 06/15/49(a)(b)	3,900,000	4,100,538
Chinatrust Commercial Bank
	5.625% 12/29/49(a)(b)	825,000	754,124
HSBC Bank USA
	3.875% 09/15/09	3,740,000	3,553,434
HSBC Capital Funding LP
	9.547% 12/31/49(a)(b)	2,700,000	3,035,745
Union Planters Corp.
	4.375% 12/01/10	3,250,000	3,083,826
Wachovia Capital Trust III
	5.800% 08/29/49(b)	2,625,000	2,557,532

8

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Banks – (continued)
Wachovia Corp.
	4.375% 06/01/10	2,950,000	2,816,225
Wells Fargo & Co.
	4.875% 01/12/11	6,260,000	6,068,073
	5.429% 09/15/09(b)	1,800,000	1,803,657
Banks Total			27,773,154
Diversified Financial Services – 10.7%
Air 2 US
	8.027% 10/01/19(a)	722,391	722,391
American General Finance Corp.
	5.400% 12/01/15	7,545,000	7,156,097
Citigroup, Inc.
	5.300% 01/07/16	4,200,000	4,001,520
E*Trade Financial Corp.
	8.000% 06/15/11	1,225,000	1,252,563
Ford Motor Credit Co.
	7.375% 02/01/11	2,470,000	2,216,183
Fund American Companies, Inc.
	5.875% 05/15/13	1,557,000	1,480,699
General Electric Capital Corp.
	5.449% 12/15/09(b)	2,410,000	2,415,296
	6.750% 03/15/32	5,040,000	5,393,778
General Motors Acceptance Corp.
	6.875% 09/15/11	1,250,000	1,199,459
	8.000% 11/01/31	1,220,000	1,171,200
Goldman Sachs Group LP
	4.500% 06/15/10	3,700,000	3,544,671
Goldman Sachs Group, Inc.
	5.350% 01/15/16	850,000	803,944
International Lease Finance Corp.
	4.875% 09/01/10	1,440,000	1,392,173
	6.375% 03/15/09	1,550,000	1,572,380
JPMorgan Chase & Co.
	4.500% 11/15/10	3,000,000	2,854,197
	4.600% 01/17/11	4,035,000	3,864,010
LaBranche & Co., Inc.
	11.000% 05/15/12	1,000,000	1,095,000
Lehman Brothers Holdings, Inc.
	5.180% 10/22/08(b)	600,000	600,387
	5.500% 04/04/16	150,000	143,779

9

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
Morgan Stanley
	4.250% 05/15/10	3,900,000	3,701,750
PF Export Receivables Master Trust
	3.748% 06/01/13(a)	841,662	783,308
Residential Capital Corp.
	6.000% 02/22/11	1,000,000	969,586
	6.375% 06/30/10	1,185,000	1,166,688
	6.500% 04/17/13	1,990,000	1,948,410
Windsor Financing LLC
	5.881% 07/15/17(a)	2,500,000	2,408,430
Diversified Financial Services Total			53,857,899
Insurance – 2.1%
Florida Windstorm Underwriting Association
	7.125% 02/25/19(a)	1,200,000	1,294,119
Hartford Financial Services Group, Inc.
	4.700% 09/01/07	2,300,000	2,274,384
ING Groep NV
	5.775% 12/29/49(b)	3,665,000	3,469,824
Prudential Financial, Inc.
	4.750% 06/13/15	1,075,000	979,681
Prudential Insurance Co. of America
	7.650% 07/01/07(a)	2,400,000	2,446,221
Insurance Total			10,464,229
Real Estate – 0.8%
EOP Operating LP
	4.750% 03/15/14	2,285,000	2,084,730
Prudential Property
	6.625% 04/01/09(a)	1,800,000	1,833,039
Real Estate Total			3,917,769
Real Estate Investment Trusts – 1.7%
Archstone-Smith Trust
	5.750% 03/15/16	1,820,000	1,762,299
	6.875% 02/15/08	296,500	299,737
Health Care Property Investors, Inc.
	7.072% 06/08/15	745,000	768,452
iStar Financial, Inc.
	5.125% 04/01/11	850,000	815,120
	8.750% 08/15/08	1,209,000	1,273,957

10

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts – (continued)
Rouse Co. LP
	6.750% 05/01/13(a)	1,000,000	979,323
Simon Property Group LP
	5.750% 12/01/15	2,500,000	2,424,297
Real Estate Investment Trusts Total			8,323,185
Savings & Loans – 1.6%
Washington Mutual Bank
	5.125% 01/15/15	4,860,000	4,512,357
	6.750% 05/20/36	3,735,000	3,749,237
Savings & Loans Total			8,261,594
FINANCIALS TOTAL			112,597,830
INDUSTRIALS – 4.2%
Aerospace & Defense – 0.6%
L-3 Communications Corp.
	5.875% 01/15/15	75,000	69,938
	6.375% 10/15/15	295,000	280,987
Raytheon Co.
	5.500% 11/15/12	1,800,000	1,766,947
Sequa Corp.
	9.000% 08/01/09	185,000	194,712
Systems 2001 Asset Trust
	6.664% 09/15/13(a)	640,901	662,531
Aerospace & Defense Total			2,975,115
Electronics – 0.4%
Flextronics International Ltd.
	6.250% 11/15/14	875,000	819,219
Thomas & Betts Corp.
	7.250% 06/01/13	1,200,000	1,242,000
Electronics Total			2,061,219
Environmental Control – 0.2%
Allied Waste North America, Inc.
	7.125% 05/15/16(a)	300,000	283,500
	7.875% 04/15/13	950,000	954,750
Environmental Control Total			1,238,250
Machinery-Diversified – 0.1%
Manitowoc Co., Inc.
	7.125% 11/01/13	300,000	292,500
Machinery-Diversified Total			292,500

11

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Miscellaneous Manufacturing – 0.4%
Bombardier, Inc.
	6.300% 05/01/14(a)	1,500,000	1,310,625
Trinity Industries, Inc.
	6.500% 03/15/14	950,000	927,437
Miscellaneous Manufacturing Total			2,238,062
Packaging & Containers – 0.4%
Owens-Brockway Glass Container, Inc.
	8.875% 02/15/09	1,800,000	1,849,500
Packaging & Containers Total			1,849,500
Transportation – 2.1%
Burlington Northern Railroad Co.
	9.250% 10/01/06	1,235,000	1,244,634
Burlington Northern Santa Fe Corp.
	7.950% 08/15/30	945,000	1,135,669
CHC Helicopter Corp.
	7.375% 05/01/14	600,000	578,250
FedEx Corp.
	2.650% 04/01/07	3,000,000	2,934,887
	9.650% 06/15/12	600,000	708,119
Ship Finance International Ltd.
	8.500% 12/15/13	420,000	398,475
Stena AB
	7.500% 11/01/13	700,000	679,875
Union Pacific Corp.
	4.875% 01/15/15	1,050,000	976,790
	6.650% 01/15/11	2,010,000	2,076,772
Transportation Total			10,733,471
INDUSTRIALS TOTAL			21,388,117
TECHNOLOGY – 1.0%
Computers – 0.6%
Hewlett-Packard Co.
	6.500% 07/01/12	3,000,000	3,095,973
Computers Total			3,095,973
Office/Business Equipment – 0.2%
Xerox Corp.
	7.125% 06/15/10	1,000,000	1,011,250
Office/Business Equipment Total			1,011,250

12

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
TECHNOLOGY – (continued)
Semiconductors – 0.2%
Freescale Semiconductor, Inc.
	6.875% 07/15/11	900,000	902,250
Semiconductors Total			902,250
TECHNOLOGY TOTAL			5,009,473
UTILITIES – 7.3%
Electric – 7.1%
AEP Texas Central Co.
	5.500% 02/15/13	1,200,000	1,166,404
AES Corp.
	8.750% 06/15/08	586,000	605,045
Alabama Power Co.
	5.400% 08/25/09(b)	2,540,000	2,548,507
American Electric Power Co., Inc.
	5.250% 06/01/15	1,810,000	1,698,483
CMS Energy Corp.
	6.875% 12/15/15	200,000	189,000
	8.500% 04/15/11	125,000	130,312
Consumers Energy Co.
	6.000% 02/15/14	1,200,000	1,186,348
Dominion Resources, Inc.
	5.790% 09/28/07(b)	1,350,000	1,350,329
Edison Mission Energy
	7.730% 06/15/09	1,500,000	1,515,000
FPL Energy American Wind LLC
	6.639% 06/20/23(a)	1,249,738	1,238,647
FPL Energy National Wind LLC
	5.608% 03/10/24(a)	222,389	210,474
Hydro-Quebec
	8.500% 12/01/29	1,620,000	2,155,879
Kiowa Power Partners LLC
	5.737% 03/30/21(a)	1,190,000	1,105,842
MidAmerican Energy Holdings Co.
	5.875% 10/01/12	4,700,000	4,673,089
	6.125% 04/01/36(a)	1,330,000	1,241,547
Mirant Mid Atlantic LLC
	8.625% 06/30/12	933,150	977,475
Mirant North America LLC
	7.375% 12/31/13(a)	995,000	965,150

13

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
MSW Energy Holdings LLC
	8.500% 09/01/10	1,200,000	1,242,000
Nevada Power Co.
	9.000% 08/15/13	800,000	864,016
Northern States Power Co.
	8.000% 08/28/12	1,050,000	1,170,415
NRG Energy, Inc.
	7.250% 02/01/14	300,000	292,875
	7.375% 02/01/16	300,000	292,875
Oncor Electric Delivery Co.
	7.250% 01/15/33	1,800,000	1,943,329
Progress Energy, Inc.
	7.750% 03/01/31	1,200,000	1,327,631
PSEG Power LLC
	5.500% 12/01/15	2,160,000	2,047,673
	7.750% 04/15/11	1,200,000	1,282,624
TECO Energy, Inc.
	7.000% 05/01/12	600,000	597,000
Tenaska Alabama II Partners LP
	6.125% 03/30/23(a)	1,094,252	1,064,487
TXU Corp.
	5.550% 11/15/14	750,000	679,846
Electric Total			35,762,302
Gas – 0.2%
Southern California Gas Co.
	5.401% 12/01/09(b)	1,055,000	1,054,537
Gas Total			1,054,537
UTILITIES TOTAL			36,816,839
	Total Corporate Fixed-Income Bonds & Notes (cost of $353,011,324)		345,019,102
Government & Agency Obligations – 16.7%
FOREIGN GOVERNMENT OBLIGATIONS – 3.1%
Export-Import Bank of Korea
	4.625% 03/16/10	1,550,000	1,489,386
Province of Ontario
	5.450% 04/27/16	7,000,000	6,921,764
Province of Quebec
	5.000% 03/01/16	3,835,000	3,632,485

14

		Par ($)	Value ($)
Government & Agency Obligations – (continued)
FOREIGN GOVERNMENT OBLIGATIONS – (continued)
State of Qatar
	9.750% 06/15/30(a)	1,650,000	2,305,875
United Mexican States
	6.625% 03/03/15	415,000	421,225
	6.750% 09/27/34	1,200,000	1,158,000
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			15,928,735
U.S. GOVERNMENT AGENCIES – 8.3%
Federal Home Loan Bank System
	4.850% 02/15/08	2,265,000	2,241,208
Federal Home Loan Mortgage Corp.
	5.750% 06/27/16	1,750,000	1,750,023
	6.000% 06/27/11	31,240,000	31,257,994
Federal National Mortgage Association
	5.800% 02/09/26	3,900,000	3,753,933
	6.000% 04/18/36	2,775,000	2,739,941
U.S. GOVERNMENT AGENCIES TOTAL			41,743,099
U.S. GOVERNMENT OBLIGATIONS – 5.3%
U.S. Treasury Bonds
	5.375% 02/15/31	4,910,000	4,994,776
	7.250% 08/15/22	2,000,000	2,412,968
U.S. Treasury Notes
	4.250% 08/15/14	715,000	673,357
	4.375% 12/15/10	1,505,000	1,461,849
	4.875% 04/30/08	10,070,000	10,015,320
	4.875% 04/30/11	1,960,000	1,940,018
	5.125% 05/15/16	5,040,000	5,034,093
U.S. GOVERNMENT OBLIGATIONS TOTAL			26,532,381
	Total Government & Agency Obligations (cost of $84,230,711)		84,204,215
Asset-Backed Securities – 6.2%
AmeriCredit Automobile Receivables Trust
	3.930% 10/06/11	2,700,000	2,604,895
Bay View Auto Trust
	4.550% 02/25/14	600,000	586,977
	5.310% 06/25/14	1,110,000	1,090,600
CIT Equipment Collateral
	2.830% 12/20/11	1,597,318	1,565,511
Countrywide Asset-Backed Certificates
	5.360% 06/25/21(b)	2,800,000	2,800,000

15

		Par ($)	Value ($)
Asset-Backed Securities – (continued)
GE Equipment Small Ticket LLC
	4.620% 12/22/14(a)	681,762	664,207
	5.120% 06/22/15(a)	2,000,000	1,988,420
Green Tree Financial Corp.
	6.870% 01/15/29	761,453	773,364
GS Auto Loan Trust
	4.980% 11/15/13	2,000,000	1,977,369
JPMorgan Mortgage Acquisition Corp.
	5.627% 10/25/35	1,550,000	1,512,174
Long Beach Auto Receivables Trust
	4.522% 06/15/12	3,200,000	3,135,899
Providian Gateway Master Trust
	3.350% 09/15/11(a)	600,000	584,584
Residential Asset Mortgage Products
	4.120% 06/25/33	900,000	871,559
Residential Asset Securities Corp.
	5.433% 06/25/36(b)	2,000,000	2,002,876
Residential Funding Mortgage Securities II, Inc.
	5.110% 09/25/35	1,500,000	1,443,562
Soundview Home Equity Loan Trust
	5.358% 07/25/36(b)	2,500,000	2,503,366
	5.700% 11/25/35(b)	1,000,000	1,000,000
Waverly Community School
	5.453% 06/25/36(b)	2,918,388	2,920,462
WFS Financial Owner Trust
	4.760% 05/17/13	1,200,000	1,166,335
	Total Asset-Backed Securities (cost of $31,603,789)		31,192,160
Mortgage-Backed Securities – 5.0%
Federal National Mortgage Association
	6.000% 04/01/35	2,568,072	2,535,489
	9.000% 07/01/19	8,740	8,949
	9.000% 06/01/20	54,815	58,860
TBA:
	5.000% 06/14/21(c)	1,800,000	1,773,062
	5.000% 06/14/36(c)	1,716,000	1,603,925
	5.500% 06/05/36(c)	5,300,000	5,089,654
	5.500% 06/14/21(c)	7,030,000	6,898,188
	6.000% 06/07/36(c)	5,000,000	4,920,310
	6.500% 06/01/36(c)	2,000,000	2,010,000

16

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
Government National Mortgage Association
	10.000% 10/15/17	4,123	4,497
	10.000% 01/15/19	347	378
	10.500% 01/15/16	10,486	11,475
	10.500% 04/15/20	2,362	2,598
	10.500% 05/15/20	7,375	8,113
	11.500% 05/15/13	7,966	8,718
	12.500% 11/15/10	4,737	5,159
	12.500% 10/15/13	2,442	2,671
	12.500% 11/15/13	3,242	3,555
	12.500% 12/15/13	10,590	11,614
	13.000% 04/15/11	41	46
	14.000% 08/15/11	2,173	2,423
	Total Mortgage-Backed Securities (cost of $25,145,162)		24,919,684
Collateralized Mortgage Obligations – 3.2%
AGENCY – 0.5%
Government National Mortgage Association
	4.954% 05/16/31	1,365,000	1,270,283
Small Business Administration Participation Certificates
	5.570% 03/01/26	1,175,000	1,153,517
AGENCY TOTAL			2,423,800
NON - AGENCY – 2.7%
Citigroup Mortgage Loan Trust, Inc.
	5.517% 08/25/35	1,200,000	1,152,146
	5.598% 03/25/36	1,000,000	989,607
	5.666% 08/25/35	1,000,000	958,497
Countrywide Alternative Loan Trust
	5.000% 03/25/20	4,773,680	4,622,660
	5.500% 09/25/35	2,151,983	2,007,660
First Horizon Alternative Mortgage Securities
	5.978% 05/25/36(b)	998,248	937,109
Residential Accredit Loans, Inc.
	5.500% 02/25/35	2,361,661	2,315,517
Wachovia Mortgage Loan Trust LLC
	5.441% 05/20/36(b)	499,850	480,322
NON - AGENCY TOTAL			13,463,518
	Total Collateralized Mortgage Obligations (cost of $16,439,549)		15,887,318

17

		Par ($)	Value ($)
Short-Term Obligations – 3.3%
COMMERCIAL PAPER – 0.7%
Amsterdam Funding Corp.
	5.100% 08/02/06	3,750,000	3,733,000
COMMERCIAL PAPER TOTAL			3,733,000
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 1.7%
Federal National Mortgage Association
	4.901% 07/17/06	7,846,000	7,828,355
	4.920% 07/17/06	950,000	947,923
U.S. GOVERNMENT AGENCIES & OBLIGATIONS TOTAL			8,776,278
REPURCHASE AGREEMENT – 0.9%
	Repurchase agreement with State Street Bank & Trust Co., dated 06/30/06, due 07/03/05 at 4.400%, collateralized by a U.S. Treasury Note maturing 02/15/14, market value of $4,361,600 (repurchase proceeds $4,277,568)	4,276,000	4,276,000
	Total Short-Term Obligations (cost of $16,785,278)		16,785,278
	Total Investments – 103.0% (cost of $527,215,813)(d)(e)		518,007,757
	Other Assets & Liabilities, Net – (3.0)%		(15,041,544)
	Net Assets – 100.0%		502,966,213

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

18

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities, which are not illiquid, amounted to $51,719,051, which represents 10.3% of net assets.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2006.
(c)	Security purchased on a delayed delivery basis.
(d)	Cost for federal income tax purposes is $528,827,490.
(e)	Unrealized appreciation and depreciation at June 30, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$3,390,186	$(14,209,919)	$(10,819,733)

Acronym	Name

TBA	To Be Announced

19

INVESTMENT PORTFOLIO

June 30, 2006 (Unaudited)	Columbia Intermediate Bond Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 41.5%
BASIC MATERIALS – 0.9%
Chemicals – 0.4%
Eastman Chemical Co.
	6.300% 11/15/18	3,699,000	3,534,226
EquiStar Chemicals LP
	10.625% 05/01/11	1,000,000	1,075,000
Lyondell Chemical Co.
	9.625% 05/01/07	2,000,000	2,040,000
NOVA Chemicals Corp.
	6.500% 01/15/12	1,015,000	933,800
Chemicals Total			7,583,026
Forest Products & Paper – 0.3%
Abitibi-Consolidated, Inc.
	8.375% 04/01/15	1,500,000	1,365,000
Cascades, Inc.
	7.250% 02/15/13	2,205,000	2,039,625
Georgia-Pacific Corp.
	8.000% 01/15/24	745,000	707,750
Norske Skog Canada Ltd.
	7.375% 03/01/14	1,000,000	900,000
Forest Products & Paper Total			5,012,375
Metals & Mining – 0.2%
Inco Ltd.
	5.700% 10/15/15	2,945,000	2,765,216
Metals & Mining Total			2,765,216
BASIC MATERIALS TOTAL			15,360,617
COMMUNICATIONS – 3.5%
Media – 1.8%
Comcast Cable Communications Holdings, Inc.
	8.375% 03/15/13	5,645,000	6,269,745
Comcast Corp.
	6.500% 11/15/35	6,365,000	5,985,454
CSC Holdings, Inc.
	7.625% 04/01/11	1,995,000	1,995,000
EchoStar DBS Corp.
	6.625% 10/01/14	2,425,000	2,273,437
News America, Inc.
	6.400% 12/15/35	6,465,000	5,979,511
Time Warner, Inc.
	8.375% 07/15/33	4,115,000	4,565,682

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Viacom, Inc.
	5.750% 04/30/11(a)	1,500,000	1,473,605
	6.875% 04/30/36(a)	4,000,000	3,831,356
Media Total			32,373,790
Telecommunication Services – 1.7%
America Movil SA de CV
	5.750% 01/15/15	3,215,000	2,977,894
American Towers, Inc.
	7.250% 12/01/11	500,000	509,375
British Telecommunications PLC
	8.875% 12/15/30	1,850,000	2,271,026
Citizens Communications Co.
	9.000% 08/15/31	2,250,000	2,272,500
Nextel Communications, Inc.
	7.375% 08/01/15	1,545,000	1,574,132
Qwest Corp.
	8.875% 03/15/12	2,500,000	2,656,250
Rogers Cantel, Inc.
	9.750% 06/01/16	2,000,000	2,315,000
Sprint Capital Corp.
	8.750% 03/15/32	4,510,000	5,457,020
Telefonica Emisones SAU
	5.984% 06/20/11	4,890,000	4,879,462
Vodafone Group PLC
	5.750% 03/15/16	5,580,000	5,324,926
Telecommunication Services Total			30,237,585
COMMUNICATIONS TOTAL			62,611,375
CONSUMER CYCLICAL – 4.2%
Airlines – 0.8%
Continental Airlines, Inc.
	6.940% 10/15/13	1,137,012	1,114,272
	7.461% 04/01/15	5,439,629	5,303,638
Southwest Airlines Co.
	5.496% 11/01/06	7,000,000	6,994,702
United Airlines, Inc.
	9.200% 03/22/08(b)	2,399,897	1,151,951
Airlines Total			14,564,563

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Apparel – 0.1%
Phillips-Van Heusen Corp.
	7.250% 02/15/11	1,000,000	985,000
Apparel Total			985,000
Auto Manufacturers – 0.6%
DaimlerChrysler NA Holding Corp.
	5.780% 09/10/07(c)	6,000,000	6,015,004
	8.500% 01/18/31	3,500,000	3,954,532
Auto Manufacturers Total			9,969,536
Auto Parts & Equipment – 0.1%
TRW Automotive, Inc.
	9.375% 02/15/13	1,000,000	1,062,500
Auto Parts & Equipment Total			1,062,500
Entertainment – 0.0%
Steinway Musical Instruments, Inc.
	7.000% 03/01/14(a)	875,000	840,000
Entertainment Total			840,000
Home Builders – 0.5%
Centex Corp.
	6.500% 05/01/16	5,125,000	4,976,953
D.R. Horton, Inc.
	5.625% 09/15/14	1,635,000	1,496,589
	9.750% 09/15/10	1,000,000	1,093,906
K. Hovnanian Enterprises, Inc.
	6.500% 01/15/14	1,000,000	892,500
Standard Pacific Corp.
	9.250% 04/15/12	540,000	538,650
Home Builders Total			8,998,598
Leisure Time – 0.1%
K2, Inc.
	7.375% 07/01/14	1,275,000	1,236,750
Leisure Time Total			1,236,750
Lodging – 1.0%
Chukchansi Economic Development Authority
	8.000% 11/15/13(a)	395,000	397,963
Harrah’s Operating Co., Inc.
	5.625% 06/01/15	7,000,000	6,457,542
Hilton Hotels Corp.
	7.500% 12/15/17	290,000	295,814

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Lodging – (continued)
Hyatt Equities LLC
	6.875% 06/15/07(a)	5,000,000	5,029,515
MGM Mirage
	6.750% 09/01/12	2,500,000	2,418,750
Mohegan Tribal Gaming Authority
	6.125% 02/15/13	1,125,000	1,058,906
Station Casinos, Inc.
	6.875% 03/01/16	2,000,000	1,875,000
Lodging Total			17,533,490
Retail – 1.0%
AmeriGas Partners LP
	7.125% 05/20/16	1,000,000	935,000
CVS Corp.
	5.298% 01/11/27(a)	4,645,221	4,313,441
Federated Department Stores, Inc.
	6.900% 04/01/29	4,640,000	4,618,582
Tempur-Pedic, Inc.
	10.250% 08/15/10	317,000	333,643
Wal-Mart Stores, Inc.
	4.125% 02/15/11	3,245,000	3,051,007
	7.550% 02/15/30	4,540,000	5,282,113
Retail Total			18,533,786
CONSUMER CYCLICAL TOTAL			73,724,223
CONSUMER NON-CYCLICAL – 4.6%
Beverages – 0.8%
Constellation Brands, Inc.
	8.125% 01/15/12	1,545,000	1,595,213
Diageo Capital PLC
	5.170% 04/20/07(c)	7,500,000	7,500,988
SABMiller PLC
	6.200% 07/01/11(a)	4,860,000	4,871,550
Beverages Total			13,967,751
Biotechnology – 0.3%
Bio-Rad Laboratories, Inc.
	7.500% 08/15/13	2,000,000	2,000,000
Genentech, Inc.
	4.400% 07/15/10	4,200,000	4,006,862
Biotechnology Total			6,006,862

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – 0.4%
Corrections Corp. of America
	6.250% 03/15/13	2,000,000	1,892,500
FTI Consulting, Inc.
	7.625% 06/15/13	1,570,000	1,593,550
NationsRent, Inc.
	9.500% 10/15/10	2,000,000	2,135,000
Service Corp. International
	6.750% 04/01/16	630,000	581,962
	7.700% 04/15/09	1,215,000	1,233,225
Commercial Services Total			7,436,237
Food – 0.8%
Dole Food Co., Inc.
	8.625% 05/01/09	450,000	428,625
Kraft Foods, Inc.
	6.250% 06/01/12	5,025,000	5,081,732
Kroger Co.
	7.500% 04/01/31	6,200,000	6,434,846
Tyson Foods, Inc.
	8.250% 10/01/11	1,322,000	1,398,854
Food Total			13,344,057
Healthcare Services – 1.1%
Aetna, Inc.
	6.000% 06/15/16	3,115,000	3,067,135
	6.625% 06/15/36	2,590,000	2,565,022
HCA, Inc.
	6.950% 05/01/12	1,000,000	977,118
	7.875% 02/01/11	2,515,000	2,563,883
Tenet Healthcare Corp.
	9.875% 07/01/14	2,250,000	2,255,625
UnitedHealth Group, Inc.
	3.300% 01/30/08	8,250,000	7,940,866
Healthcare Services Total			19,369,649
Household Products/Wares – 0.3%
American Greetings Corp.
	7.375% 06/01/16	440,000	440,000
Fortune Brands, Inc.
	5.125% 01/15/11	1,815,000	1,738,023
	5.375% 01/15/16	2,350,000	2,169,332
Household Products/Wares Total			4,347,355

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals – 0.9%
AmerisourceBergen Corp.
	5.875% 09/15/15(a)	1,420,000	1,359,293
Mylan Laboratories, Inc.
	6.375% 08/15/15	1,900,000	1,812,125
Omnicare, Inc.
	6.750% 12/15/13	250,000	238,125
Wyeth
	5.500% 02/01/14	5,720,000	5,538,159
	5.500% 02/15/16	7,985,000	7,618,498
Pharmaceuticals Total			16,566,200
CONSUMER NON-CYCLICAL TOTAL			81,038,111
ENERGY – 4.0%
Coal – 0.0%
Arch Western Finance LLC
	6.750% 07/01/13	600,000	574,500
Coal Total			574,500
Oil & Gas – 3.5%
Amerada Hess Corp.
	7.125% 03/15/33	1,717,000	1,778,705
	7.300% 08/15/31	3,180,000	3,358,221
Chesapeake Energy Corp.
	6.375% 06/15/15	1,500,000	1,395,000
	7.500% 06/15/14	1,160,000	1,157,100
Gazprom International SA
	7.201% 02/01/20(a)	6,000,000	6,090,000
Marathon Oil Corp.
	6.000% 07/01/12	5,455,000	5,482,538
	6.800% 03/15/32	5,000,000	5,179,545
Nexen, Inc.
	5.875% 03/10/35	1,000,000	877,124
	7.875% 03/15/32	5,250,000	5,902,900
Noble Drilling Corp.
	7.500% 03/15/19	4,813,000	5,361,757
Pemex Project Funding Master Trust
	5.750% 12/15/15(a)	1,465,000	1,340,475
	7.875% 02/01/09	6,000,000	6,187,500
Petrobras International Finance Co.
	9.750% 07/06/11	3,500,000	3,990,000

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
Pride International, Inc.
	7.375% 07/15/14	1,500,000	1,507,500
Qatar Petroleum
	5.579% 05/30/11(a)	2,455,000	2,434,665
Ras Laffan Liquefied Natural Gas Co., Ltd.
	3.437% 09/15/09(a)	5,922,000	5,607,330
Valero Energy Corp.
	6.875% 04/15/12	4,905,000	5,085,054
Oil & Gas Total			62,735,414
Pipelines – 0.5%
Colorado Interstate Gas Co.
	6.800% 11/15/15	1,000,000	962,500
Kinder Morgan Finance Co. ULC
	5.700% 01/05/16	3,565,000	3,086,841
Pacific Energy Partners LP/Pacific Energy Finance Corp.
	6.250% 09/15/15	750,000	731,250
Southern Natural Gas Co.
	8.875% 03/15/10	2,000,000	2,105,000
Williams Companies, Inc.
	8.125% 03/15/12	1,500,000	1,560,000
Pipelines Total			8,445,591
ENERGY TOTAL			71,755,505
FINANCIALS – 17.2%
Banks – 4.7%
Barclays Bank PLC
	7.375% 06/15/49(a)	7,500,000	7,885,650
Chinatrust Commercial Bank
	5.625% 12/29/49(a)	2,350,000	2,148,111
HSBC Bank USA
	3.875% 09/15/09	14,360,000	13,643,665
HSBC Capital Funding LP
	9.547% 12/31/49(a)	10,500,000	11,805,675
Union Planters Corp.
	4.375% 12/01/10	7,720,000	7,325,274
Wachovia Capital Trust III
	5.800% 08/29/49	5,225,000	5,090,707
Wachovia Corp.
	3.625% 02/17/09	5,100,000	4,859,925
	4.375% 06/01/10	15,190,000	14,501,172

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Banks – (continued)
Wells Fargo & Co.
	4.875% 01/12/11	16,790,000	16,275,231
Banks Total			83,535,410
Diversified Financial Services – 8.3%
Air 2 US
	8.027% 10/01/19(a)	3,391,642	3,391,642
American General Finance Corp.
	5.400% 12/01/15	15,260,000	14,473,433
CIT Group, Inc.
	5.644% 09/20/07(c)	5,000,000	5,010,337
Citicorp
	8.040% 12/15/19(a)	12,075,000	13,633,023
Citigroup, Inc.
	4.625% 08/03/10	3,150,000	3,037,612
	5.300% 01/07/16	7,610,000	7,250,373
Countrywide Home Loan, Inc.
	5.420% 11/16/07(c)	5,000,000	4,999,977
Ford Motor Credit Co.
	5.700% 01/15/10	2,000,000	1,742,986
	5.800% 01/12/09	4,650,000	4,254,932
	7.375% 02/01/11	2,040,000	1,830,370
	9.750% 09/15/10(a)	3,962,000	3,860,513
Fund American Companies, Inc.
	5.875% 05/15/13	4,535,000	4,312,762
General Electric Capital Corp.
	6.750% 03/15/32	10,855,000	11,616,956
General Motors Acceptance Corp.
	6.875% 09/15/11	1,250,000	1,199,459
	8.000% 11/01/31	1,220,000	1,171,200
Goldman Sachs Group, Inc.
	5.350% 01/15/16	3,690,000	3,490,064
International Lease Finance Corp.
	4.875% 09/01/10	4,390,000	4,244,193
	6.375% 03/15/09	4,600,000	4,666,418
John Deere Capital Corp.
	7.000% 03/15/12	6,000,000	6,339,921
JPMorgan Chase & Co.
	4.600% 01/17/11	20,785,000	19,904,202
LaBranche & Co., Inc.
	11.000% 05/15/12	1,500,000	1,642,500

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
Lehman Brothers Holdings, Inc.
	5.500% 04/04/16	1,780,000	1,706,180
Merrill Lynch & Co.
	6.050% 05/16/16	3,615,000	3,604,481
Morgan Stanley
	4.250% 05/15/10	7,000,000	6,644,167
PF Export Receivables Master Trust
	3.748% 06/01/13(a)	2,635,263	2,452,553
Residential Capital Corp.
	6.000% 02/22/11	3,650,000	3,538,987
	6.375% 06/30/10	3,545,000	3,490,217
	6.500% 04/17/13	3,810,000	3,730,373
Diversified Financial Services Total			147,239,831
Insurance – 2.2%
Berkshire Hathaway Finance Corp.
	4.850% 01/15/15	5,000,000	4,655,788
Florida Windstorm Underwriting Association
	7.125% 02/25/19(a)	4,425,000	4,772,064
Hartford Financial Services Group, Inc.
	4.700% 09/01/07	4,000,000	3,955,450
Hartford Life Global Funding Trusts
	5.499% 09/15/09(c)	5,825,000	5,838,506
ING Groep NV
	5.775% 12/29/49	9,915,000	9,386,986
Prudential Financial, Inc.
	4.750% 06/13/15	3,210,000	2,925,374
Prudential Insurance Co. of America
	7.650% 07/01/07(a)	7,105,000	7,241,834
Insurance Total			38,776,002
Real Estate – 0.3%
EOP Operating LP
	4.750% 03/15/14	5,460,000	4,981,457
Real Estate Total			4,981,457
Real Estate Investment Trusts – 1.1%
Archstone-Smith Trust
	5.750% 03/15/16	6,150,000	5,955,023
Health Care Property Investors, Inc.
	5.625% 05/01/17	3,765,000	3,506,363
	7.072% 06/08/15	2,530,000	2,609,641

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts – (continued)
iStar Financial, Inc.
	5.125% 04/01/11	2,400,000	2,301,517
	8.750% 08/15/08	3,000,000	3,161,184
Rouse Co. LP
	6.750% 05/01/13(a)	1,000,000	979,323
Real Estate Investment Trusts Total			18,513,051
Savings & Loans – 0.6%
Washington Mutual Bank
	5.125% 01/15/15	6,550,000	6,081,468
	6.750% 05/20/36	5,120,000	5,139,516
Savings & Loans Total			11,220,984
FINANCIALS TOTAL			304,266,735
INDUSTRIALS – 1.4%
Aerospace & Defense – 0.2%
L-3 Communications Corp.
	5.875% 01/15/15	140,000	130,550
	6.375% 10/15/15	530,000	504,825
Raytheon Co.
	7.200% 08/15/27	1,730,000	1,903,938
Systems 2001 Asset Trust
	6.664% 09/15/13(a)	2,006,673	2,074,398
Aerospace & Defense Total			4,613,711
Electronics – 0.2%
Flextronics International Ltd.
	6.250% 11/15/14	1,000,000	936,250
Thomas & Betts Corp.
	7.250% 06/01/13	2,000,000	2,070,000
Electronics Total			3,006,250
Environmental Control – 0.1%
Allied Waste North America, Inc.
	7.125% 05/15/16(a)	2,500,000	2,362,500
Environmental Control Total			2,362,500
Miscellaneous Manufacturing – 0.2%
Bombardier, Inc.
	6.300% 05/01/14(a)	2,500,000	2,184,375
Trinity Industries, Inc.
	6.500% 03/15/14	1,550,000	1,513,187
Miscellaneous Manufacturing Total			3,697,562

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Packaging & Containers – 0.1%
Owens-Brockway Glass Container, Inc.
	8.875% 02/15/09	1,000,000	1,027,500
Packaging & Containers Total			1,027,500
Transportation – 0.6%
Burlington Northern Santa Fe Corp.
	7.950% 08/15/30	2,375,000	2,854,194
FedEx Corp.
	7.530% 09/23/06	53,671	53,805
Stena AB
	7.500% 11/01/13	1,200,000	1,165,500
Union Pacific Corp.
	4.875% 01/15/15	2,300,000	2,139,635
	6.650% 01/15/11	4,595,000	4,747,647
Transportation Total			10,960,781
INDUSTRIALS TOTAL			25,668,304
TECHNOLOGY – 0.3%
Computers – 0.2%
Hewlett-Packard Co.
	6.500% 07/01/12	4,000,000	4,127,963
Computers Total			4,127,963
Office/Business Equipment – 0.1%
Xerox Corp.
	7.125% 06/15/10	1,000,000	1,011,250
Office/Business Equipment Total			1,011,250
TECHNOLOGY TOTAL			5,139,213
UTILITIES – 5.4%
Electric – 5.2%
AEP Texas Central Co.
	5.500% 02/15/13	5,500,000	5,346,020
American Electric Power Co., Inc.
	5.250% 06/01/15	5,500,000	5,161,135
Dominion Resources, Inc.
	5.790% 09/28/07(c)	4,225,000	4,226,029
Edison Mission Energy
	7.730% 06/15/09	1,100,000	1,111,000
FPL Energy American Wind LLC
	6.639% 06/20/23(a)	3,857,420	3,823,188

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
FPL Energy National Wind LLC
	5.608% 03/10/24(a)	760,304	719,568
Hydro-Quebec
	8.500% 12/01/29	5,200,000	6,920,104
Kansas City Power & Light Co.
	6.000% 03/15/07	10,000,000	10,008,641
Kiowa Power Partners LLC
	5.737% 03/30/21(a)	3,550,000	3,298,939
MidAmerican Energy Holdings Co.
	3.500% 05/15/08	5,310,000	5,101,472
	5.875% 10/01/12	7,000,000	6,959,921
	6.125% 04/01/36(a)	4,570,000	4,266,067
Mirant Mid Atlantic LLC
	8.625% 06/30/12	933,150	977,475
MSW Energy Holdings LLC
	8.500% 09/01/10	2,000,000	2,070,000
Nevada Power Co.
	9.000% 08/15/13	1,300,000	1,404,026
Niagara Mohawk Power Corp.
	8.875% 05/15/07	6,200,000	6,350,255
Nisource Finance Corp.
	6.150% 03/01/13	4,000,000	3,995,626
Northern States Power Co.
	8.000% 08/28/12	3,750,000	4,180,053
Oglethorpe Power Corp.
	6.974% 06/30/11	1,996,000	2,031,020
Pepco Holdings, Inc.
	5.856% 06/01/10(c)	5,000,000	4,993,400
Southern California Edison Co.
	5.000% 01/15/16	4,500,000	4,186,756
TECO Energy, Inc.
	7.000% 05/01/12	1,000,000	995,000
Tenaska Alabama II Partners LP
	6.125% 03/30/23(a)	3,229,243	3,141,404
TXU Corp.
	5.550% 11/15/14	1,300,000	1,178,399
Electric Total			92,445,498

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Gas – 0.2%
Southern California Gas Co.
	5.401% 12/01/09(c)	3,390,000	3,388,512
Gas Total			3,388,512
UTILITIES TOTAL			95,834,010
	Total Corporate Fixed-Income Bonds & Notes (cost of $749,882,301)		735,398,093
Government & Agency Obligations – 21.1%
FOREIGN GOVERNMENT OBLIGATIONS – 3.0%
Export-Import Bank of Korea
	4.625% 03/16/10	4,700,000	4,516,202
Province of Ontario
	5.450% 04/27/16	17,000,000	16,809,998
Province of Quebec
	5.000% 07/17/09	5,500,000	5,413,168
	5.000% 03/01/16	11,705,000	11,086,894
Republic of Finland
	4.750% 03/06/07	8,000,000	7,973,666
State of Qatar
	9.750% 06/15/30(a)	3,350,000	4,681,625
United Mexican States
	5.625% 01/15/17	2,135,000	1,983,415
	6.625% 03/03/15	1,075,000	1,091,125
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			53,556,093
U.S. GOVERNMENT AGENCIES – 7.4%
Federal Home Loan Bank
	4.850% 02/15/08	8,030,000	7,945,653
	5.000% 10/28/10	20,000,000	19,518,920
Federal Home Loan Mortgage Corp.
	5.000% 11/13/14	3,000,000	2,862,204
	5.750% 06/27/16	5,250,000	5,250,068
	6.000% 06/27/11	29,810,000	29,827,170
Federal National Mortgage Association
	4.125% 04/15/14	5,390,000	4,924,800
	5.200% 11/08/10	20,000,000	19,663,220
	5.250% 04/04/08	18,850,000	18,746,608
	5.800% 02/09/26	13,140,000	12,647,868

		Par ($)	Value ($)
Government & Agency Obligations – (continued)
U.S. GOVERNMENT AGENCIES – (continued)
	6.000% 04/18/36	10,000,000	9,873,659
U.S. GOVERNMENT AGENCIES TOTAL			131,260,170
U.S. GOVERNMENT OBLIGATIONS – 10.7%
U.S. Treasury Bonds
	5.375% 02/15/31	32,075,000	32,628,807
	7.250% 08/15/22	13,000,000	15,684,292
U.S. Treasury Notes
	4.375% 12/15/10	76,960,000	74,753,403
	4.500% 11/15/10	11,365,000	11,101,298
	4.875% 04/30/11	42,615,000	42,180,540
	5.125% 05/15/16	13,125,000	13,109,617
U.S. GOVERNMENT OBLIGATIONS TOTAL			189,457,957
	Total Government & Agency Obligations (cost of $379,459,891)		374,274,220
Mortgage-Backed Securities – 16.1%
Federal Home Loan Mortgage Corp.
	4.500% 04/01/34	4,305,178	3,915,500
	4.500% 05/01/34	6,502,201	5,913,662
	12.000% 07/01/20	180,378	194,678
Federal National Mortgage Association
	5.000% 08/01/35	9,063,301	8,477,584
	5.500% 12/01/17	4,629,175	4,552,559
	6.000% 04/01/09	758,424	757,822
	6.000% 01/01/14	546,492	548,430
	6.000% 01/01/24	163,603	161,903
	6.000% 03/01/24	295,394	292,308
	6.000% 04/01/35	41,739,746	41,191,330
	6.500% 10/01/28	856,915	865,705
	6.500% 12/01/31	1,118,283	1,128,483
TBA:
	5.000% 06/02/36(d)	9,300,000	8,692,598
	5.000% 06/12/21(d)	17,420,000	16,772,185
	5.500% 06/05/36(d)	103,300,000	99,200,230
	5.500% 06/14/21(d)	69,989,000	68,676,706
	6.500% 06/14/36(d)	24,127,000	24,247,635
Government National Mortgage Association
	4.750% 07/20/25(c)	108,100	108,290
	8.000% 01/15/08	14,581	14,884
	8.000% 02/15/08	8,077	8,245

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	8.000% 04/15/08	5,932	6,055
	8.000% 05/15/08	11,130	11,361
	8.000% 06/15/08	57,570	58,766
	8.000% 07/15/08	8,314	8,487
	9.000% 06/15/16	4,223	4,520
	9.000% 08/15/16	3,837	4,107
	9.000% 10/15/16	7,880	8,434
	Total Mortgage-Backed Securities (cost of $289,682,103)		285,822,467
Asset-Backed Securities – 9.8%
ACE Securities Corp.
	5.453% 05/25/36(c)	5,168,000	5,174,499
Bay View Auto Trust
	5.310% 06/25/14	3,500,000	3,438,827
Capital Auto Receivables Asset Trust
	2.000% 11/15/07	1,921,023	1,903,397
Carmax Auto Owner Trust
	4.730% 09/17/12	2,900,000	2,817,740
Cigna CBO Ltd.
	6.460% 11/15/08(a)	2,308,366	2,308,366
CIT Equipment Collateral
	2.830% 12/20/11	1,597,318	1,565,511
Countrywide Asset-Backed Certificates
	5.360% 06/25/21(c)	6,000,000	6,000,000
Credit-Based Asset Servicing and Securitization
	5.544% 11/25/35	2,950,000	2,827,945
Diversified REIT Trust
	6.780% 03/18/11(a)(c)	5,000,000	5,052,792
Fremont Home Loan Trust
	5.423% 05/25/36(c)	6,000,000	5,995,248
	5.433% 02/25/36(c)	11,768,000	11,782,722
GE Equipment Small Ticket LLC
	4.620% 12/22/14(a)	4,480,151	4,364,786
	5.120% 06/22/15(a)	8,000,000	7,953,680
Gracechurch Card Funding PLC
	5.309% 03/15/10(c)	16,500,000	16,542,327
Green Tree Financial Corp.
	6.870% 01/15/29	2,138,914	2,172,372
JPMorgan Mortgage Acquisition Corp.
	5.443% 04/25/36(c)	9,500,000	9,511,657
	5.627% 10/25/35	5,000,000	4,877,981

		Par ($)	Value ($)
Asset-Backed Securities – (continued)
Long Beach Auto Receivables Trust
	4.522% 06/15/12	6,100,000	5,977,808
Long Beach Mortgage Loan Trust
	5.423% 05/25/36(c)	5,100,000	5,106,590
Nomura Home Equity Loan, Inc.
	5.443% 03/25/36(c)	3,000,000	3,003,737
Origen Manufactured Housing
	3.790% 12/15/17	2,700,000	2,615,150
Providian Gateway Master Trust
	3.350% 09/15/11(a)	1,500,000	1,461,461
Renaissance Home Equity Loan Trust
	5.355% 11/25/35	4,750,000	4,496,698
	5.565% 02/25/36	6,000,000	5,939,471
Residential Asset Mortgage Products, Inc.
	5.393% 05/25/36(c)	11,799,181	11,800,236
Residential Asset Securities Corp.
	5.433% 06/25/36(c)	5,000,000	5,007,190
Residential Funding Mortgage Securities II, Inc.
	5.110% 09/25/35	5,000,000	4,811,874
Soundview Home Equity Loan Trust
	5.358% 07/25/36(c)	14,000,000	14,018,852
	5.700% 11/25/35(c)	6,000,000	6,000,000
Waverly Community School
	5.453% 06/25/36(c)	5,836,777	5,840,924
WFS Financial Owner Trust
	4.760% 05/17/13	4,000,000	3,887,784
	Total Asset-Backed Securities (cost of $175,527,499)		174,257,625
Collateralized Mortgage Obligations – 8.0%
AGENCY – 4.3%
Federal Home Loan Mortgage Corp.
	4.000% 03/15/19	7,075,000	6,126,716
	4.750% 07/15/24	15,000,000	14,716,887
	5.000% 03/15/28	15,000,000	14,598,310
Federal National Mortgage Association
	5.000% 07/25/15	13,500,000	13,247,862
	5.000% 12/25/15	15,000,000	14,738,769
	9.250% 03/25/18	154,907	164,268
Government National Mortgage Association
	4.954% 05/16/31	4,300,000	4,001,624

		Par ($)	Value ($)
Collateralized Mortgage Obligations – (continued)
AGENCY – (continued)
Small Business Administration Participation Certificates
	4.570% 06/01/25	4,315,631	3,971,713
	5.390% 12/01/25	1,079,080	1,048,914
	5.570% 03/01/26	4,055,000	3,980,863
AGENCY TOTAL			76,595,926
NON - AGENCY – 3.7%
American Mortgage Trust
	8.445% 09/27/22	19,489	11,687
Citigroup Mortgage Loan Trust, Inc.
	5.517% 08/25/35	3,775,000	3,624,459
	5.598% 03/25/36	2,850,000	2,820,379
	5.666% 08/25/35	2,330,000	2,233,299
Countrywide Alternative Loan Trust
	5.000% 03/25/20	16,094,674	15,585,501
	5.000% 07/25/35	4,403,199	4,230,739
	5.250% 03/25/35	4,587,978	4,410,548
	5.500% 09/25/35	6,539,445	6,100,874
GMAC Mortgage Corp. Loan Trust
	5.659% 04/19/36(c)	4,121,880	4,006,062
GSMPS Mortgage Loan Trust
	7.750% 09/19/27(a)	1,135,404	1,172,908
JPMorgan Mortgage Trust
	5.003% 10/25/35(c)	5,423,000	5,237,151
Nomura Asset Acceptance Corp.
	5.515% 01/25/36	8,060,000	7,960,897
Residential Accredit Loans, Inc.
	5.500% 02/25/35	5,133,944	5,033,633
Suntrust Alternative Loan Trust
	6.066% 12/25/35	3,111,733	2,975,069
NON - AGENCY TOTAL			65,403,206
	Total Collateralized Mortgage Obligations (cost of $148,028,325)		141,999,132
Commercial Mortgage-Backed Securities – 4.0%
Citigroup/Deutsche Bank Commercial Mortgage Trust
	5.631% 01/15/46	10,325,000	9,993,877
CS First Boston Mortgage Securities Corp.
	5.100% 08/15/38	7,535,000	7,028,151
	5.737% 02/15/39	10,900,000	10,549,151

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities – (continued)
First Union National Bank Commercial Mortgage Trust
	5.585% 02/12/34	3,777,682	3,736,808
	6.141% 02/12/34	8,000,000	8,127,760
JPMorgan Chase Commercial Mortgage Securities Corp.
	5.876% 04/15/45	6,280,000	6,286,869
	5.565% 04/15/43	9,411,000	9,001,838
LB-UBS Commercial Mortgage Trust
	6.510% 12/15/26	5,000,000	5,120,700
Structured Asset Securities Corp.
	2.059% 02/25/28 I.O. (e)	5,146,224	240,627
Wachovia Bank Commercial Mortgage Trust
	3.989% 06/15/35	11,930,000	10,697,857
	Total Commercial Mortgage-Backed Securities (cost of $73,957,062)		70,783,638

		Shares
Common Stocks – 0.0%
INDUSTRIALS – 0.0%
UAL Corp.		956	29,655
INDUSTRIALS TOTAL			29,655
	Total Common Stocks (cost of $36,621)		29,655

		Par ($)
Short-Term Obligations – 11.3%
COMMERCIAL PAPER – 2.8%
Amsterdam Funding Corp.
	5.100% 08/02/06	10,000,000	9,954,667
Charta Corp.
	5.100% 08/01/06	10,000,000	9,956,083
CRC Funding LLC
	5.070% 07/06/06	10,000,000	9,992,958
Galaxy Funding, Inc.
	5.100% 08/03/06	10,000,000	9,953,250
Greyhawk Funding LLC
	5.060% 07/05/06	10,000,000	9,994,378
COMMERCIAL PAPER TOTAL			49,851,336
U.S. GOVERNMENT AGENCIES – 7.8%
Federal Home Loan Bank
	4.930% 08/09/06(f)	68,000,000	67,636,824

			Par ($)	Value ($)
Short-Term Obligations – (continued)
U.S. GOVERNMENT AGENCIES – (continued)
Federal Home Loan Mortgage Corp.
		4.930% 08/15/06(f)	40,841,000	40,589,317
Federal National Mortgage Association
		4.830% 07/12/06(f)	5,132,000	5,124,426
		5.060% 07/17/06(f)	24,127,000	24,072,741
U.S. GOVERNMENT AGENCIES TOTAL				137,423,308
REPURCHASE AGREEMENT – 0.7%
		Repurchase agreement with State Street Bank & Trust Co., dated 06/30/06, due 07/03/06 at 4.400%, collateralized by a U.S. Treasury Note maturing 02/15/14, market value of $12.553.700 (repurchase proceeds $12,310,512)	12,306,000	12,306,000
		Total Short-Term Obligations (cost of $199,580,644)		199,580,644
		Total Investments – 111.8% (cost of $2,016,154,446)(g)(h)		1,982,145,474
		Other Assets & Liabilities, Net – (11.8)%		(209,485,848)
		Net Assets – 100.0%		1,772,659,626

	Notes to Investment Portfolio:

	*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

	(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities, which are not illiquid, amounted to $144,625,638, which represents 8.2% of net assets.

(b)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants.  Income is not being accrued.  At June 30, 2006, the value of this security represents 0.1% of net assets.

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2006.

(d)	Security purchased on a delayed delivery basis.

(e)	Accrued interest accumulates in the value of this security and is payable at redemption.

(f)	The rate shown represents the annualized yield at the date of purchase.

(g)	Cost for federal income tax purposes is $2,017,736,540.

(h)	Unrealized appreciation and depreciation at June 30, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$9,159,445	$(44,750,511)	$(35,591,066)

Acronym	Name
I.O.	Interest Only Security
REIT	Real Estate Investment Trust
TBA	To Be Announced

At June 30, 2006, the Fund held the following open short futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
10 Year U.S. Treasury Notes	133	$13,966,646	$13,946,297	Sep-06	$20,349

INVESTMENT PORTFOLIO

June 30, 2006 (Unaudited)	Columbia U.S. Treasury Index Fund

		Par ($)	Value ($)*
Government & Agency Obligations – 98.8%
U.S. GOVERNMENT OBLIGATIONS – 98.8%
U.S. Treasury Bonds – 28.5%
	12.000% 08/15/13	4,175,000	4,744,332
	7.500% 11/15/16	6,600,000	7,806,559
	8.750% 05/15/17	1,330,000	1,716,011
	7.875% 02/15/21	6,000,000	7,549,686
	8.125% 08/15/21	950,000	1,224,684
	7.250% 08/15/22	2,350,000	2,835,237
	6.875% 08/15/25	1,000,000	1,185,781
	6.125% 11/15/27	5,750,000	6,353,302
	5.250% 02/15/29	4,450,000	4,430,531
	4.500% 02/15/36	500,000	448,321
U.S. Treasury Bonds Total			38,294,444
U.S. Treasury Notes – 70.3%
	4.000% 08/31/07	1,600,000	1,577,437
	3.000% 11/15/07	7,450,000	7,233,190
	4.375% 12/31/07	4,000,000	3,952,344
	4.875% 04/30/08	4,000,000	3,978,280
	5.625% 05/15/08	7,565,000	7,624,696
	4.125% 08/15/08	2,950,000	2,892,269
	3.125% 10/15/08	12,900,000	12,342,681
	2.625% 03/15/09	6,900,000	6,469,019
	5.500% 05/15/09	7,900,000	7,979,924
	4.000% 04/15/10	3,400,000	3,271,439
	5.750% 08/15/10	11,400,000	11,680,098
	5.000% 08/15/11	2,100,000	2,093,683
	4.875% 02/15/12	2,000,000	1,978,124
	4.000% 11/15/12	2,450,000	2,302,809
	3.875% 02/15/13	9,200,000	8,563,903
	4.250% 08/15/14	5,000,000	4,708,790
	4.000% 02/15/15	3,550,000	3,271,268
	4.125% 05/15/15	400,000	371,422
	4.500% 02/15/16	2,000,000	1,902,812
U.S. Treasury Notes Total			94,194,188
U.S. GOVERNMENT OBLIGATIONS TOTAL			132,488,632
	Total Government & Agency Obligations (cost of $134,945,002)		132,488,632

1

Total Investments – 98.8% (cost of $134,945,002)(a)(b)	132,488,632
Other Assets & Liabilities, Net – 1.2%	1,542,597
Net Assets – 100.0%	134,031,229

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Cost for federal income tax purposes is $136,395,094.
(b)	Unrealized appreciation and depreciation at June 30, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$651,510	$(4,557,972)	$(3,906,462)

2

INVESTMENT PORTFOLIO

June 30, 2006 (Unaudited)	Columbia World Equity Fund

	Shares	Value ($)*
Common Stocks – 98.4%
CONSUMER DISCRETIONARY – 11.6%
Auto Components – 0.5%
Denso Corp.	13,500	443,204
Auto Components Total		443,204
Automobiles – 2.1%
Honda Motor Co., Ltd.	31,600	998,767
Toyota Motor Corp.	17,700	926,042
Automobiles Total		1,924,809
Distributors – 0.7%
Canon Marketing Japan, Inc.	33,000	682,318
Distributors Total		682,318
Hotels, Restaurants & Leisure – 1.4%
McDonald’s Corp.	22,800	766,080
Yum! Brands, Inc.	9,900	497,673
Hotels, Restaurants & Leisure Total		1,263,753
Household Durables – 0.7%
Makita Corp.	9,100	287,270
Taylor Woodrow PLC	66,249	408,241
Household Durables Total		695,511
Media – 2.2%
CBS Corp., Class B	29,850	807,443
McGraw-Hill Companies, Inc.	8,600	431,978
News Corp., Class B	41,739	842,293
Media Total		2,081,714
Multi-line Retail – 1.7%
Federated Department Stores, Inc.	15,800	578,280
Kohl’s Corp. (a)	16,400	969,568
Multi-line Retail Total		1,547,848
Specialty Retail – 2.3%
American Eagle Outfitters, Inc.	19,500	663,780
Lowe’s Companies, Inc.	17,500	1,061,725
Office Depot, Inc. (a)	11,200	425,600
Specialty Retail Total		2,151,105
CONSUMER DISCRETIONARY TOTAL		10,790,262
CONSUMER STAPLES – 7.4%
Beverages – 3.8%
Anheuser-Busch Companies, Inc.	15,000	683,850
Coca-Cola Co.	26,800	1,152,936
Diageo PLC	48,144	808,905
PepsiCo, Inc.	14,100	846,564
Beverages Total		3,492,255

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food Products – 1.6%
General Mills, Inc.	20,300	1,048,698
Unilever PLC	20,948	470,512
Food Products Total		1,519,210
Household Products – 1.4%
Colgate-Palmolive Co.	21,050	1,260,895
Household Products Total		1,260,895
Tobacco – 0.6%
Japan Tobacco, Inc.	155	564,031
Tobacco Total		564,031
CONSUMER STAPLES TOTAL		6,836,391
ENERGY – 9.3%
Energy Equipment & Services – 1.3%
BJ Services Co.	15,400	573,804
Schlumberger Ltd.	9,400	612,034
Energy Equipment & Services Total		1,185,838
Oil, Gas & Consumable Fuels – 8.0%
BP PLC	40,018	464,667
EnCana Corp.	9,000	473,760
ENI S.p.A.	33,585	987,930
Exxon Mobil Corp.	11,800	723,930
Imperial Oil Ltd.	14,100	515,093
Murphy Oil Corp.	8,700	485,982
Norsk Hydro ASA	35,000	933,120
Occidental Petroleum Corp.	11,800	1,210,090
PetroChina Co., Ltd., Class H	618,000	666,529
Total SA	14,972	981,990
Oil, Gas & Consumable Fuels Total		7,443,091
ENERGY TOTAL		8,628,929
FINANCIALS – 25.6%
Capital Markets – 2.7%
Credit Suisse Group, Registered Shares	8,331	465,364
Lehman Brothers Holdings, Inc.	11,000	716,650
Merrill Lynch & Co., Inc.	13,000	904,280
Nomura Holdings, Inc.	24,400	458,929
Capital Markets Total		2,545,223
Commercial Banks – 11.5%
ABN AMRO Holding NV	19,065	520,795
Banco Santander Central Hispano SA	82,544	1,207,618

2

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
Barclays PLC	47,913	543,595
BNP Paribas SA	5,714	546,104
Danske Bank A/S	24,600	934,272
Depfa Bank PLC	43,483	720,820
HBOS PLC	62,011	1,076,738
HSBC Holdings PLC	42,124	743,771
Lloyds TSB Group PLC	60,443	595,108
Mitsui Trust Holdings, Inc.	33,000	398,592
Royal Bank of Scotland Group PLC	29,134	956,519
Societe Generale	6,212	911,826
United Overseas Bank Ltd.	73,000	718,883
Westpac Banking Corp.	47,648	823,149
Commercial Banks Total		10,697,790
Consumer Finance – 1.5%
AmeriCredit Corp. (a)	25,000	698,000
ORIX Corp.	2,700	658,784
Consumer Finance Total		1,356,784
Diversified Financial Services – 4.6%
CIT Group, Inc.	17,800	930,762
Citigroup, Inc.	37,400	1,804,176
Fortis	9,185	312,311
ING Groep NV	30,776	1,207,568
Diversified Financial Services Total		4,254,817
Insurance – 2.7%
Allianz AG, Registered Shares	2,961	466,842
Hartford Financial Services Group, Inc.	11,700	989,820
Sampo Oyj, Class A	30,800	587,005
UnumProvident Corp.	25,400	460,502
Insurance Total		2,504,169
Real Estate Management & Development – 0.8%
Sjaelso Gruppen	1,600	535,944
Sun Hung Kai Properties Ltd.	24,000	244,667
Real Estate Management & Development Total		780,611
Thrifts & Mortgage Finance – 1.8%
Fannie Mae	14,700	707,070

3

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Thrifts & Mortgage Finance – (continued)
Radian Group, Inc.	15,200	939,056
Thrifts & Mortgage Finance Total		1,646,126
FINANCIALS TOTAL		23,785,520
HEALTH CARE – 10.6%
Biotechnology – 1.2%
Amgen, Inc. (a)	17,250	1,125,217
Biotechnology Total		1,125,217
Health Care Equipment & Supplies – 0.3%
Becton, Dickinson & Co.	5,500	336,215
Health Care Equipment & Supplies Total		336,215
Health Care Providers & Services – 2.7%
Cigna Corp.	9,800	965,398
Lincare Holdings, Inc. (a)	11,400	431,376
Manor Care, Inc.	13,200	619,344
OPG Groep NV	5,300	460,379
Health Care Providers & Services Total		2,476,497
Pharmaceuticals – 6.4%
Abbott Laboratories	16,400	715,204
AstraZeneca PLC	24,727	1,482,914
Biovail Corp.	35,400	828,714
Eisai Co., Ltd.	10,300	463,078
Merck & Co., Inc.	14,700	535,521
Novartis AG, Registered Shares	16,150	873,516
Pfizer, Inc.	19,800	464,706
Takeda Pharmaceutical Co., Ltd.	8,800	548,687
Pharmaceuticals Total		5,912,340
HEALTH CARE TOTAL		9,850,269
INDUSTRIALS – 11.0%
Aerospace & Defense – 1.6%
General Dynamics Corp.	12,200	798,612
United Technologies Corp.	10,200	646,884
Aerospace & Defense Total		1,445,496
Air Freight & Logistics – 1.0%
United Parcel Service, Inc., Class B	11,700	963,261
Air Freight & Logistics Total		963,261
Commercial Services & Supplies – 1.7%
Bacou Dalloz	2,000	238,155
Intrum Justitia AB	54,400	539,973

4

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Commercial Services & Supplies – (continued)
Waste Management, Inc.	22,800	818,064
Commercial Services & Supplies Total		1,596,192
Construction & Engineering – 0.5%
Jacobs Engineering Group, Inc. (a)	6,000	477,840
Construction & Engineering Total		477,840
Machinery – 5.2%
Andritz AG	5,190	855,543
Danaher Corp.	10,900	701,088
Eaton Corp.	12,600	950,040
Illinois Tool Works, Inc.	18,800	893,000
Komatsu Ltd.	42,000	841,411
MAN AG	7,378	532,708
Machinery Total		4,773,790
Road & Rail – 1.0%
Burlington Northern Santa Fe Corp.	6,300	499,275
Central Japan Railway Co.	46	458,882
Road & Rail Total		958,157
INDUSTRIALS TOTAL		10,214,736
INFORMATION TECHNOLOGY – 11.0%
Communications Equipment – 1.2%
Nokia Oyj	53,950	1,091,607
Communications Equipment Total		1,091,607
Computers & Peripherals – 3.0%
Hewlett-Packard Co.	35,700	1,130,976
International Business Machines Corp.	14,600	1,121,572
Lite-On Technology Corp.	146,000	216,695
Wincor Nixdorf AG	2,610	333,246
Computers & Peripherals Total		2,802,489
Electronic Equipment & Instruments – 0.5%
Kyocera Corp.	5,700	443,031
Electronic Equipment & Instruments Total		443,031
IT Services – 0.7%
CGI Group, Inc. (a)	99,400	619,748
IT Services Total		619,748
Office Electronics – 1.3%
Canon, Inc.	25,200	1,232,533
Office Electronics Total		1,232,533
Semiconductors & Semiconductor Equipment – 3.3%
Lam Research Corp. (a)	16,000	745,920
Novellus Systems, Inc. (a)	20,700	511,290

5

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – (continued)
NVIDIA Corp. (a)	21,000	447,090
Samsung Electronics Co., Ltd.	1,070	682,851
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	74,694	685,689
Semiconductors & Semiconductor Equipment Total		3,072,840
Software – 1.0%
Microsoft Corp.	41,000	955,300
Software Total		955,300
INFORMATION TECHNOLOGY TOTAL		10,217,548
MATERIALS – 5.2%
Chemicals – 2.1%
Air Products & Chemicals, Inc.	7,500	479,400
BASF AG	10,219	819,598
Linde AG	8,688	668,744
Chemicals Total		1,967,742
Construction Materials – 0.5%
Vulcan Materials Co.	5,600	436,800
Construction Materials Total		436,800
Metals & Mining – 2.6%
Freeport-McMoRan Copper & Gold, Inc., Class B	13,800	764,658
Kobe Steel Ltd.	173,000	543,816
Nucor Corp.	12,000	651,000
Salzgitter AG	5,506	465,763
Metals & Mining Total		2,425,237
MATERIALS TOTAL		4,829,779
TELECOMMUNICATION SERVICES – 3.1%
Diversified Telecommunication Services – 3.1%
Belgacom SA	21,543	713,830
BellSouth Corp.	15,100	546,620
BT Group PLC	60,781	269,099
France Telecom SA	37,101	796,497
Nippon Telegraph & Telephone Corp.	107	524,082
Diversified Telecommunication Services Total		2,850,128
TELECOMMUNICATION SERVICES TOTAL		2,850,128
UTILITIES – 3.6%
Electric Utilities – 2.6%
E.ON AG	8,453	971,731
Edison International	24,300	947,700

6

	Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Electric Utilities – (continued)
Fortum Oyj	18,850	481,593
Electric Utilities Total		2,401,024
Multi-Utilities – 1.0%
PG&E Corp.	25,300	993,784
Multi-Utilities Total		993,784
UTILITIES TOTAL		3,394,808
Total Common Stocks (cost of $82,861,323)		91,398,370

	Units
Rights – 0.1%
MATERIALS – 0.1%
Chemicals – 0.1%
Linde AG	8,688	33,559
Chemicals Total		33,559
MATERIALS TOTAL		33,559
Total Rights		33,559

	Par ($)
Short-Term Obligation – 1.5%
Repurchase agreement with State Street Bank & Trust Co., dated 06/30/06, due 07/03/06 at 4.400%, collateralized by a U.S. Treasury Bond maturing 11/15/15, market value of $1,441,244 (repurchase proceeds $1,408,516)	1,408,000	1,408,000
Total Short-Term Obligation (cost of $1,408,000)		1,408,000
Total Investments – 100.0% (cost of $84,269,323)(b)(c)		92,839,929
Other Assets & Liabilities, Net – 0.0%		21,226
Net Assets – 100.0%		92,861,155

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

7

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of foreign exchanges and the time for valuation. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $84,269,323.

(c)	Unrealized appreciation and depreciation at June 30, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$11,160,353	$(2,589,747)	$8,570,606

Acronym	Name

ADR	American Depositary Receipt

8

Item 2. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer, based on his evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)   There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	August 28, 2006

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	August 28, 2006